CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY [Abstract]
Cash dividends declared (in dollars per share)	$ 0.80	$ 0.72	$ 0.60
Repurchase of shares of common stock (in shares)	708,956	1,204,688	587,969
Issuance of shares of common stock (in shares)	17,317	71,799	152,549
Share based compensation, common stock (in shares)	103,429	92,275	80,028
Share based compensation withholding obligation, common stock (in shares)	39,633	57,468	108,185